EMPLOYEE BENEFIT PLANS - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) plan	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Short-term investments	$ 5,899	$ 5,367
Company contributions	19,400
Expected contributions in 2023	5,500
Expected direct benefit payments in 2023	16,800
Contributions to defined contribution plans	23,400	21,400	$ 15,700
Rabbi Trust Plans
Defined Benefit Plan Disclosure [Line Items]
Short-term investments	5,900	5,400
Long-term investments	$ 16,000	16,500
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Number Of Plans | plan	6
Pension Plan | International Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Number Of Plans | plan	5
Company contributions	$ 15,725	12,104
Expected direct benefit payments in 2023	$ 18,817
Pension Plan | Ireland
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Number Of Plans | plan	2
Pension Plan | U.K.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Number Of Plans | plan	2
Pension Plan | Canada
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Number Of Plans | plan	1
Pension Plan | United States
Defined Benefit Plan Disclosure [Line Items]
Company contributions	$ 2,781	$ 3,863
Expected direct benefit payments in 2023	19,677
Pension Plan | United States | Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Company contributions	$ 500